Initial Public Offering (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 14, 2022	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Shares exercised (in Shares)	2,250,000
Initial public offering expire term		5 years	5 years
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares (in Shares)	17,250,000
Shares exercised (in Shares)	2,250,000
Purchase price	$ 10
IPO [Member]
Initial Public Offering (Details) [Line Items]
Net proceeds (in Dollars)	$ 175,950,000
Price per share	$ 10.2
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Offered price		$ 10	$ 10
Price per share		$ 11.5	11.5
Price per share			$ 12